RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Dec. 31, 2015
RELATED PARTY TRANSACTIONS AND BALANCES [Abstract]
Schedule of Related Party Balances, Loans
	December 31,
	2014	2015
Amounts due from related parties
Zhenjiang Daqo	$4,551,846	$229,989
Daqo Group	5,110,085	-
Others	325,037	54,644

Total	$9,986,968	$284,633

Schedule of Related Party Balances, Payables

	December 31,
	2014	2015
Amounts due to related parties
Daqo Solar	$54,275,617	$37,390,575
Xinjiang Daqo investment	23,104,709	3,146,054
Daqo New Material	4,950,746	5,563,165
Chongqing Daqo Tailai	1,755,326	144,102
Nanjing Daqo Transformer	1,595,659	-
Daqo Group	1,339,128	33,758
Jiangsu Daqo	1,200,018	-
Nanjing Daqo Electric	742,747	-
Others*	734,201	118,873

Total	$89,698,151	$46,396,527

*	The remaining balance of amounts due to related parties of $118,873 as of December 31, 2015 was comprised of Zhenjiang Moeller and Daqo Sailfar in the amount of $107,771 and $11,102, respectively.

Schedule of Related Party Transactions

	Transaction	Year Ended December 31,
Name of Related parties	Nature	2013	2014	2015
Daqo Group	Purchase-Fixed asset	—	486,948	-
	Proceeds from interest free loans	813,105	10,821,462	15,043,550
	Repayment of interest free loans	813,105	8,115,813	20,217,257
Zhenjiang Daqo	Sales	13,471,866	9,554,320	11,111,239
Daqo Solar	Sales	—	9,595,680	783,705
	Proceeds from interest free loans	76,881,392	157,241,390	127,060,826
	Repayment of interest free loans	28,379,678	166,231,092	151,990,672
Nanjing Daqo	Sales	—	112	-
	Proceeds from interest free loans	—	973,898	13,456,861
	Repayment of interest free loans	—	2,921,693	13,456,861
Xinjiang Daqo Investment	Proceeds from interest free loans	58,389,643	98,367,234	72,946,700
	Repayment of interest free loans	40,193,785	93,219,846	73,252,506
Daqo New Material	Proceeds from interest free loans	—	7,729,501	11,082,241
	Repayment of interest free loans	—	4,600,117	11,285,114
	Rental expense	—	1,071,287	1,050,661
Chongqing Daqo Tailai	Purchase-Fixed asset	-	2,724,790	375,528
	Purchase-Raw material	-	-	9,938
	Income from disposal of fixed assets	-	-	6,458
	Proceeds from interest free loans	-	-	6,367,640
	Repayment of interest free loans	-	-	6,367,640
Others subsidiaries under Daqo Group	Proceeds from interest free loans	—	636	-
	Repayment of interest free loans	-	-	5,296
	Purchase-Fixed asset*	157,742	3,989,686	3,488,330
	Purchase-Raw material	—	—	22,817
Total	Sales	$13,471,866	$19,150,112	$11,894,944
	Income from disposal of fixed assets	$—	$—	$6,458
	Purchase-Fixed asset	$157,742	$7,201,424	$3,863,858
	Purchase-Raw material	$—	$—	$32,755
	Rental expense	$—	$1,071,287	$1,050,661
	Proceeds from interest free loans	$136,084,140	$275,134,122	$245,957,818
	Repayment of interest free loans	$69,386,568	$275,088,560	$276,575,346

*
The purchase of fixed assets of $3,488,330 was comprised of Nanjing Daqo Electric, Nanjing Daqo Transformer, Zhenjiang Moeller, Jiangsu Daqo, Jiangsu Daqo High Voltage Switchgear, Intelligent Apparatus in the amount of $93,795, $448,184, $2,005,617, $11,423, $483,764, $445,547 respectively.